FIXED ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fixed assets
Fixed assets	$ 135	$ 193
Cost
Fixed assets
Fixed assets	1,447	1,438
Accumulated amortization
Fixed assets
Fixed assets	(1,312)	(1,245)
Office furniture and equipment (including computers)
Fixed assets
Fixed assets	80	103
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	1,068	1,059
Office furniture and equipment (including computers) | Accumulated amortization
Fixed assets
Fixed assets	(988)	(956)
Leasehold improvements
Fixed assets
Fixed assets	55	90
Leasehold improvements | Cost
Fixed assets
Fixed assets	379	379
Leasehold improvements | Accumulated amortization
Fixed assets
Fixed assets	$ (324)	$ (289)